Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Earnings per share
Net profit attributable to owners of WBC	$ 3,342	$ 3,194	$ 4,001
Adjustment for RSP dividends - Diluted		(3)
Adjustment for potential dilution:
Distributions to convertible loan capital holders	235	213	186
Adjusted net profit attributable to owners of WBC	$ 3,577	$ 3,404	$ 4,187
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,499	3,509	3,506
Treasury shares (including RSP share rights)	(5)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	3	1	3
Convertible loan capital	408	380	384
Adjusted weighted average number of ordinary shares	3,905	3,885	3,888
Earnings per ordinary share (cents)	$ 0.916	$ 0.876	$ 1.077